Investments: Investment Income (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Investment Income

	2014	2013	2012

Gross investment income:
Debt securities	$ 304	$ 275	$ 1,829
Policy loans	8	8	165
Other investments	-	6	39

Total gross investment income	312	289	2,033
Investment expenses	(34)	(113)	(105)

Net investment income	$ 278	$ 176	$ 1,928